Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Shareholders' Equity [Abstract]
Summary of Risk Free Interest Rates
Average risk free interest rates are as follows:

Year ended December 31%

2013	0.60
2012	0.50
2011	0.80

Schedule of Option Activity
Stock Options granted under the Share Option Plans are as follows:

			Weighted
	Number of	Weighted Average	average grant date
	options	exercise price	fair value
		US$	US$
Options unexercised as of January 1, 2011	58,792

Granted	217,850	5.85	3.18
Exercised	(12,916)	2.82	4.33
Expired	(1,376)	13.99	3.3
Forfeited	(1,030)	9.48	3.26

Options unexercised as of December 31, 2011	261,320

Granted	338,038	3.77	3.69
Exercised	-	-	-
Expired	(6,240)	10.20	11.46
Forfeited	(40,732)	4.01	15.77

Options unexercised as of December 31, 2012	552,386

Granted	557,000	3.86	3.86
Exercised	-	-	-
Expired	(4,563)	9.71	12.82
Forfeited	(83,752)	3.81	3.81

Options unexercised as of December 31, 2013	1,021,071

Summary of Options Outstanding
The following table summarizes information about stock options outstanding as of December 31, 2013:

	Options outstanding			Options exercisable
	Number of	Weighted		Number of
	shares	average		exercisable
	unexercised as of	remaining	Average	shares as of	Average
	December 31	contractual	exercise	December 31	exercise
Rates of exercise	2013	life	price	2013	price
prices in US$		In years	US$		US$
3.00-3.80	502,600	4.98	3.56	236,700	3.59
4.00-5.44	363,318	4.91	4.28	70,807	4.14
7.50-9.84	123,688	0.30	7.56	123,688	7.56
10.24-22.56	31,465	1.18	14.53	31,465	14.53

	1,021,071			462,660